Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Organizational costs/Start-up costs	$ 1,253,839	$ 350,184
Federal net operating loss
Total deferred tax asset	1,253,839	350,184
Valuation allowance	(1,253,839)	(350,184)
Deferred tax asset, net of allowance